Foreign Currency Exchange Gain and Loss (Narrative) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign Currency Exchange Gain and Loss
Foreign currency transaction loss, before tax	¥ 17,424	¥ 554	¥ 1,668